Long-Term Debt, Textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expense	$ 1,710	$ 416	$ 0
Discount premium amortization	0	0	8,990
Commitment fees	$ 6	$ 55	0
Addiewell LTD [Member]
Interest expense			247
Discount premium amortization			$ 6,282
Nordea Bank And Piraeus Bank [Member]
Weighted average interest rate	3.32%	4.68%
Accrued interest	$ 63	$ 8